Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business combinations
Summary of detailed information about business combination

Total consideration amount	258,584
- Cash consideration amount	249,719
- Contingent and deferred consideration amount	8,865
Net assets acquired	(230,835)
Goodwill	27,749

The fair values of identifiable assets and liabilities in accordance with IFRS 3 arising from the acquisition are as follows:

Cash and cash equivalents	15,039
Other current assets	15,528
Property, plant and equipment	342,889
Intangible assets	631,093
Other non-current assets	449
Borrowings	(411,129)
Trade and other payables	(21,326)
Due to related parties	(6,794)
Provisions	(100)
Employee benefit obligations	(208)
Deferred tax liabilities	(131,966)
Other liabilities	(202,640)
Fair value of total identifiable net assets (100%)	230,835

The details of cash outflow due to acquisition are as follows:

Total consideration - cash	249,719
Cash and cash equivalents - acquired	(15,039)
Cash outflow due to acquisition (net)	234,680